Other reserves (Tables)	3 Months Ended
Mar. 31, 2024
Other reserves.
Schedule of other reserves

	Fair value
	through
	other		Share‑	Loss on	Foreign
	comprehensive		based	transaction	exchange
	income	Restructuring	payment	between	translation
	reserve	reserve	reserve	owners	reserve	Total
	$’000	$’000	$’000	$’000	$’000	$’000

At January 1, 2023	(3)	4,019	98,817	(840,359)	(123,745)	(861,271)
Other comprehensive income	12	—	—	—	950,843	950,855
Options converted to shares	—	—	(92,896)	—	—	(92,896)
Recognition of share‑based payment expense	—	—	13,168	—	—	13,168
Other reclassifications related to share-based payment	—	—	(1,426)	—	—	(1,426)
At December 31, 2023	9	4,019	17,663	(840,359)	827,098	8,430

At January 1, 2024	9	4,019	17,663	(840,359)	827,098	8,430
Other comprehensive income	1	—	—	—	1,050,192	1,050,193
Options converted to shares	—	—	(2,878)	—	—	(2,878)
Recognition of share‑based payment expense	—	—	3,255	—	—	3,255
At March 31, 2024	10	4,019	18,040	(840,359)	1,877,290	1,059,000